SHARE-BASED COMPENSATION - Restricted Share Units (Details) - Restricted share units	12 Months Ended
Dec. 31, 2019 $ / shares shares
SHARE-BASED COMPENSATION
Granted	3,050,427
Vesting period	4 years
Number of Restricted Stocks
Beginning balance
Granted	3,050,427
Forfeited	(195,200)
Vested	(301,228)
Ending balance	2,553,999
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares
Granted | $ / shares	$ 3.90
Forfeited | $ / shares	3.10
Vested | $ / shares	4.60
Ending balance | $ / shares	$ 3.88
First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Second year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Third year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Fourth year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%